Derivative financial instruments - Pre-tax impact of cash flow and net investment hedges on reserves (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Derivative financial instruments
Losses in cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied	$ 176	$ 43
FX risk
Derivative financial instruments
Loss relating to discontinued hedges	210	210
Cash Flow and Net Investment Hedges
Derivative financial instruments
Balance as at beginning of year	(59)	(182)
Net gains/(losses) from changes in fair value	296	(95)
Transferred to interest income	39	218
Balance as at end of year	276	(59)
Cash Flow and Net Investment Hedges | Interest rate risk
Derivative financial instruments
Balance as at beginning of year	73	(99)
Net gains/(losses) from changes in fair value	352	(1)
Transferred to interest income	(31)	173
Balance as at end of year	394	73
Cash Flow and Net Investment Hedges | FX risk
Derivative financial instruments
Balance as at beginning of year	(132)	(83)
Net gains/(losses) from changes in fair value	(56)	(94)
Transferred to interest income	70	45
Balance as at end of year	(118)	(132)
Net investment hedges
Derivative financial instruments
Net gains (losses) from changes in fair value of net investment hedges	(198)	9
Parent Entity
Derivative financial instruments
Losses in cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied	176	43
Parent Entity | FX risk
Derivative financial instruments
Loss relating to discontinued hedges	214	214
Parent Entity | Cash Flow and Net Investment Hedges
Derivative financial instruments
Balance as at beginning of year	30	(92)
Net gains/(losses) from changes in fair value	177	(28)
Transferred to interest income	(13)	150
Balance as at end of year	194	30
Parent Entity | Cash Flow and Net Investment Hedges | Interest rate risk
Derivative financial instruments
Balance as at beginning of year	83	(70)
Net gains/(losses) from changes in fair value	201	16
Transferred to interest income	(41)	137
Balance as at end of year	243	83
Parent Entity | Cash Flow and Net Investment Hedges | FX risk
Derivative financial instruments
Balance as at beginning of year	(53)	(22)
Net gains/(losses) from changes in fair value	(24)	(44)
Transferred to interest income	28	13
Balance as at end of year	(49)	(53)
Parent Entity | Net investment hedges
Derivative financial instruments
Net gains (losses) from changes in fair value of net investment hedges	$ (41)	$ 17